Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

January 29, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 45”). The purpose of PEA No. 45 is to respond to Staff comments on Post-Effective Amendment No. 32, as they relate to the Trust’s Forensic Accounting ETF (the “Fund”), and to make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

I hereby certify that PEA No. 45 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire